Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	¥ 881,258	¥ 787,642
Fees and commissions on deposits
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	18,310	27,784
Fees and commissions on remittances and transfers
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	73,427	73,627
Fees and commissions on foreign trading business
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	36,901	35,165
Fees and commissions on credit card business
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	120,071	111,697
Fees and commissions on security-related services
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	132,829	107,541
Fees and commissions on administration and management services for investment funds
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	150,525	133,070
Trust fees
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	62,724	66,832
Guarantee fees
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	25,237	23,481
Insurance commissions
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	26,482	22,259
Fees and commissions on real estate business
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	22,347	21,984
Other fees and commissions
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	¥ 212,405	¥ 164,202